COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Aggregate minimum rental commitments, under non-cancelable leases, as of March 31, 2014, were as follows:
Period ended March 31,
2014	68
2015	91
2016	61
Total	$220

Aggregate minimum rental commitments, under non-cancelable leases, as of December 31, 2013, are as follows:
Year ended December 31,
2014	$92
2015	91
2016	61
Total	$244